USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited)

Besides the following listed Commodity Futures Contracts and United States Treasury Obligations of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at March 31, 2024.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2024:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
United States Contracts
NYMEX E-mini Crude Oil Futures EC, June 2024 contracts	1	$38,875	May-24	$2,335	0.0	%(a)
NYMEX WTI Crude Oil Futures CL, June 2024 contracts	30	2,333,400	May-24	139,200	3.7%
NYMEX RBOB Gasoline Futures RB, June 2024 contracts	3	317,003	May-24	21,748	0.6%
NYMEX Natural Gas Futures NG, March 2025 contracts	27	889,180	Feb-25	(25,180)	(0.7)%
	61	3,578,458		138,103	3.6%
Open Commodity Futures Contracts - Short(b)
United States Contracts
NYMEX Natural Gas Futures NG, June 2024 contracts	41	(889,750)	May-24	70,980	1.9%
	41	(889,750)		70,980	1.9%
Total Open Commodity Futures Contracts(c)	102	$2,688,708		$209,083	5.5%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
5.39%, 4/04/2024	950,000	$949,584	25.0%
5.37%, 4/25/2024	1,250,000	1,245,607	32.8%
5.39%, 5/09/2024	700,000	696,110	18.3%
Total Treasury Obligations
(Cost $2,891,301)		$2,891,301	76.1%
Total Investments
(Cost $2,891,301)		$3,100,384	81.6%
Other Assets in Excess of Liabilities		699,037	18.4%
Total Net Assets		$3,799,421	100.0%

(a)	Position represents less than 0.05%.
(b)	All short contracts are offset by long positions in commodity futures contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the USE).
(c)	Collateral amounted to $229,182 on open commodity futures contracts.

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited) (concluded)

Summary of Investments by Country^
United States	100.0%

Summary of Investments by Sector^
Government	100.0%

^	As a percentage of total investments.